Income taxes - Net operating loss carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
U.S.A.
Net operating loss carryforwards
Net operating loss carryforwards	$ 24,651
Canada
Net operating loss carryforwards
Net operating loss carryforwards	44,790
China
Net operating loss carryforwards
Net operating loss carryforwards	21,697
Colombia
Net operating loss carryforwards
Net operating loss carryforwards	46
Peru
Net operating loss carryforwards
Net operating loss carryforwards	$ 64